Post-retirement benefit obligations - Sensitivity Analysis (Details) - Healthcare - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 582	R 594
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (475)	R (487)
South Africa | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (452)	R (472)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 562	R 584
South Africa | Pension increase
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 159	R 145
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (191)	R (183)
United States of America | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States of America | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (21)	R (20)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 25	R 24
United States of America | Pension increase
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%